Unaudited Interim Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Operating revenues
Total operating revenues	$ 496,826	$ 409,900
Gain on sale of assets	1,133	2,583
Operating expenses
Voyage expenses and commissions	102,779	123,626
Ship operating expenses	128,924	124,061
Charter hire expenses (including related party amounts of $17,304 and $14,556 for the six months ended June 30, 2024 and 2023, respectively)	12,154	26,992
Administrative expenses	12,539	9,329
Impairment loss on vessels	0	11,780
Depreciation	70,254	64,087
Total operating expenses	326,650	359,875
Net operating income	171,309	52,608
Other income (expenses)
Interest income	3,671	2,685
Interest expense	(56,186)	(46,197)
Share of results of associated companies	(4,976)	9,868
Gain on derivatives	14,418	6,962
Other financial items	(255)	202
Net other income (expenses)	(43,328)	(26,480)
Net income before tax	127,981	26,128
Income tax expense	100	60
Net income	$ 127,881	$ 26,068
Per share information:
Basic earnings per share (in dollars per share)	$ 0.64	$ 0.13
Diluted earnings per share (in dollars per share)	$ 0.64	$ 0.13
Related Party
Operating expenses
Ship operating expenses	$ 602	$ 1,069
Charter hire expenses (including related party amounts of $17,304 and $14,556 for the six months ended June 30, 2024 and 2023, respectively)	17,304	14,556
Time charter revenues
Operating revenues
Total operating revenues	314,736	181,693
Time charter revenues | Related Party
Operating revenues
Total operating revenues	666	279
Voyage charter revenues
Operating revenues
Total operating revenues	180,897	226,946
Other revenues
Operating revenues
Total operating revenues	1,193	1,261
Other revenues | Related Party
Operating revenues
Total operating revenues	$ 446	$ 1,258